Income Tax Expense - Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 94	$ 61	$ 613
Additions for tax positions of prior years	0	0	0
Expiration of statute of limitations			(580)
Subtractions for tax positions of prior years	0	0
Additions for tax positions of current year	35	33	28
Subtractions for tax positions of current year	0	0	0
Balance at end of year	$ 129	$ 94	$ 61